Note 25 - Share Capital - Issued Ordinary Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Statement Line Items [Line Items]
Balance	$ 158,043		$ 124,717
Shares issued - share-based payment - employees			216
Shares issued - options exercised	165		30
Balance	$ 180,556		$ 158,043
Issued capital [member]
Statement Line Items [Line Items]
Number of fully paid shares issued, beginning of period (in shares)	12,118,823		10,763,041
Balance	$ 74,696		$ 56,065
Shares issued - share-based payment - employees (in shares)			25,553
Shares issued - share-based payment - employees			$ 216
Shares issued - options exercised (in shares)	18,000		5,000
Shares issued - options exercised	$ 165		$ 30
Shares issued- equity raise (in shares)	619,783	[1]	597,963	[2]
Shares issued- equity raise	$ 7,806	[1]	$ 12,538	[2]
Shares issued- Blanket shares purchased from Fremiro (note 6) (in shares)			727,266
Shares issued- Blanket shares purchased from Fremiro (note 6)			$ 5,847
Number of fully paid shares issued, end of period (in shares)	12,756,606		12,118,823
Balance	$ 82,667		$ 74,696

[1]	Gross proceeds of $7,834 with a transaction cost of $28 were raised by issuing depository receipts on the VFEX in December 2021.
[2]	The Company raised equity for the construction of the solar plant by way of an At The Market (“ATM”) equity offer on the NYSE American. Gross proceeds of $13,000 were raised pursuant to the ATM sales agreement with Cantor Fitzgerald & Co. at a transaction cost of $462.